Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	£m	£m	£m	£m	£m
Provisions (excluding contractual commitments)
At 1 Jan 2022	164	175	21	99	459
Additions	23	2	—	32	57
Amounts utilised	(60)	(149)	(2)	(15)	(226)
Unused amounts reversed	(15)	(3)	(3)	(8)	(29)
Exchange and other movements	2	1	—	—	3
At 30 Jun 2022	114	26	16	108	264
Contractual commitments[1]
At 1 Jan 2022					103
Net change in expected credit loss provisions					(9)
At 30 Jun 2022					94
Total provisions
At 31 Dec 2021					562
At 30 Jun 2022					358
1    The contractual commitments provision includes off-balance sheet loan commitments and guarantees, for which expected credit losses are provided under IFRS 9. Further analysis of the movement in the expected credit loss is disclosed within the 'Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees' table on page 29.